Authorisation of financial statements	12 Months Ended
Jun. 30, 2024
Authorisation Of Financial Statements
Authorisation of financial statements	34. Authorisation of financial statements The consolidated financial statements for the year ended 30 June 2024 (including comparatives) were approved by the board of directors on August 22, 2025.